SLM Student Loan Trust 2006-2

Quarterly Servicing Report

Distribution Date	04/25/2006
Collection Period	2/23/06 — 03/31/2006

SLM Funding LLC	-	Depositor
Sallie Mae Inc.	-	Servicer and Administrator
Deutsche Bank	-	Indenture Trustee
Chase Bank USA, National Association	-	Eligible Lender Trustee
SLM Investment Corp	-	Excess Distribution Certificateholder

I. 2006-2 Deal Parameters

	Student Loan Portfolio Characteristics				02/23/2006	Activity	03/31/2006

A	i	Portfolio Balance			$2,982,867,186.36	($2,778.61)	$2,982,864,407.75
	ii	Interest to be Capitalized			5,097,014.06		4,584,463.14

	iii	Total Pool			$2,987,964,200.42		$2,987,448,870.89

	iv	Capitalized Interest			$82,000,000.00		$82,000,000.00
	v	Add-on Consolidation Loan Account			15,000,000.00		9,208,054.09
	vi	Specified Reserve Account Balance			6,255,665.00		7,468,622.18

	vii	Total Adjusted Pool			$3,091,219,865.42		$3,086,125,547.16

B	i	Weighted Average Coupon (WAC)			3.869%		3.870%
	ii	Weighted Average Remaining Term			290.02		289.67
	iii	Number of Loans			162,194		161,969
	iv	Number of Borrowers			92,596		92,497
	v	Aggregate Outstanding Principal Balance — T-Bill			$13,359,995.63		$12,902,953.88
		Aggregate Outstanding Principal Balance — T-Bill—Other *			$12,413,457.63		$12,408,395.50
	vi	Aggregate Outstanding Principal Balance — Commercial Paper			$2,962,190,747.16		$2,962,137,521.51
	vii	Pool Factor			0.990569739		0.990398897

						% of		% of
	Notes			Spread	Balance 2/23/06	O/S Securities	Balance 4/25/06	O/S Securities
C	i	A-1 Notes	78442GRR9	-0.030%	$222,000,000.00	7.148%	$216,930,872.52	6.996%
	ii	A-2 Notes	78442GRS7	0.000%	443,000,000.00	14.263%	443,000,000.00	14.286%
	iii	A-3 Notes	78442GRT5	0.040%	229,000,000.00	7.373%	229,000,000.00	7.385%
	iv	A-4 Notes	78442GRU2	0.090%	523,000,000.00	16.839%	523,000,000.00	16.866%
	v	A-5 Notes	78442GRV0	0.110%	395,772,000.00	12.742%	395,772,000.00	12.763%
	vi	A-6 Notes	78442GRX6	0.170%	1,200,000,000.00	38.636%	1,200,000,000.00	38.699%
	vii	B Notes	78442GRY4	0.220%	93,179,000.00	3.000%	93,179,000.00	3.005%

	viii	Total Notes			$3,105,951,000.00	100.000%	$3,100,881,872.52	100.000%

	Reserve Account				02/23/2006		04/25/2006
D	i	Required Reserve Acct Deposit (%)			0.25%		0.25%
	ii	Reserve Acct Initial Deposit ($)			$7,541,024.00
	iii	Specified Reserve Acct Balance ($)			$7,541,024.00		$7,468,622.18
	iv	Reserve Account Floor Balance ($)			$4,524,615.00		$4,524,615.00
	v	Current Reserve Acct Balance ($)			$7,541,024.00		$7,468,622.18

	Other Accounts				02/23/2006		04/25/2006
E	i	Add-on Consolidation Loan Account			$15,000,000.00		$9,208,054.09
	ii	Capitalized Interest Account			$82,000,000.00		$82,000,000.00
	iii	Supplemental Purchase Accoun			$13,445,531.09		$0.00

	Asset/Liability				02/23/2006		04/25/2006
F	i	Total Adjusted Pool			$3,091,219,865.42		$3,086,125,547.16
	ii	Total Outstanding Balance Notes			$3,105,951,000.00		$3,100,881,872.52
	iii	Difference			$(14,731,134.58)		$(14,756,325.36)
	iv	Parity Ratio			0.99526		0.99524

*	See pg A-2 of the prospectus supplement for more information on this category.

II. 2006-2 Transactions from: 02/23/2006 through: 03/31/2006

A	Student Loan Principal Activity
	i	Regular Principal Collections	$21,176,756.01
	ii	Principal Collections from Guarantor	308,021.03
	iii	Principal Reimbursements	1,447,686.14
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$22,932,463.18

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$2,300.12
	ii	Capitalized Interest	(4,130,602.14)

	iii	Total Non-Cash Principal Activity	$(4,128,302.02)

C	Student Loan Principal Purchases		$(18,801,382.55)

D	Total Student Loan Principal Activity		$2,778.61

E	Student Loan Interest Activity
	i	Regular Interest Collections	$7,401,790.02
	ii	Interest Claims Received from Guarantors	1,986.91
	iii	Collection Fees/Returned Items	223.98
	iv	Late Fee Reimbursements	61,655.72
	v	Interest Reimbursements	9,709.18
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$7,475,365.81

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(1,468.10)
	ii	Capitalized Interest	4,130,602.14

	iii	Total Non-Cash Interest Adjustments	$4,129,134.04

G	Student Loan Interest Purchases		$(9,843,188.36)

H	Total Student Loan Interest Activity		$1,761,311.49

I	Non-Reimbursable Losses During Collection Period		$0.00
J	Cumulative Non-Reimbursable Losses to Date		$0.00

III. 2006-2 Collection Account Activity 02/23/2006 through 03/31/2006

A	Principal Collections
	i	Principal Payments Received	$7,617,061.27
	ii	Consolidation Principal Payments	13,867,715.77
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	0.00
	vi	Re-purchased Principal	1,447,686.14

	vii	Total Principal Collections	$22,932,463.18

B	Interest Collections
	i	Interest Payments Received	$7,307,871.07
	ii	Consolidation Interest Payments	95,905.86
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	0.00
	vi	Re-purchased Interest	9,709.18
	vii	Collection Fees/Return Items	223.98
	viii	Late Fees	61,655.72

	ix	Total Interest Collections	$7,475,365.81

C	Other Reimbursements		$101,739.47

D	Reserves in Excess of the Requirement		$72,401.82

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$567,677.52

G	Funds borrowed from previous distribution		$0.00

H	Return funds borrowed for previous distribution		$0.00

I	Funds Released from Capitalized Interest Account		$0.00

J	Excess Transferred from Supplemental Loan Purchase Account		$466,857.38

K	Excess Transferred from Add-on Consolidation Loan Account		$0.00

L	Initial Deposits into Collection Account		$5,500,000.00

M	TOTAL AVAILABLE FUNDS		$37,116,505.18

	LESS FUNDS PREVIOUSLY REMITTED:
	Servicing Fees to Servicer		$(266,327.43)
	Consolidation Loan Rebate Fees to Dept.of Education		$(5,239,642.14)

N	NET AVAILABLE FUNDS		$31,610,535.61

O	Servicing Fees Due for Current Period		$1,247,112.45

P	Carryover Servicing Fees Due		$0.00

Q	Administration Fees Due		$20,000.00

R	Total Fees Due for Period		$1,267,112.45

IV. 2006-2 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		% *		Principal Amount		% *
STATUS	02/23/2006	03/31/2006	02/23/2006	03/31/2006	02/23/2006	03/31/2006	02/23/2006	03/31/2006	02/23/2006	03/31/2006
INTERIM:
In School
Current	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

Grace
Current	0.000%	0.000%	0	0	0.000%	0.000%	0.00	0.00	0.000%	0.000%

TOTAL INTERIM	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%
REPAYMENT
Active
Current	3.938%	3.886%	110,949	106,209	68.405%	65.574%	$1,892,691,053.16	$1,778,149,680.60	63.452%	59.612%
31-60 Days Delinquent	4.326%	4.523%	8,128	6,800	5.011%	4.198%	150,595,734.47	121,788,946.49	5.049%	4.083%
61-90 Days Delinquent	4.451%	4.597%	1,615	4,301	0.996%	2.655%	28,040,090.36	73,442,359.81	0.940%	2.462%
91-120 Days Delinquent	5.590%	4.360%	73	2,030	0.045%	1.253%	1,516,997.28	32,429,864.73	0.051%	1.087%
> 120 Days Delinquent	5.523%	4.992%	71	114	0.044%	0.070%	1,163,837.56	2,187,281.61	0.039%	0.073%

Deferment
Current	3.389%	3.439%	29,657	32,241	18.285%	19.906%	628,604,560.02	701,170,426.31	21.074%	23.507%

Forbearance
Current	4.163%	4.307%	11,696	10,222	7.211%	6.311%	280,151,288.68	272,542,603.42	9.392%	9.137%

TOTAL REPAYMENT	3.869%	3.869%	162,189	161,917	99.997%	99.968%	$2,982,763,561.53	$2,981,711,162.97	99.996%	99.961%
Claims in Process (1)	7.948%	6.201%	5	52	0.003%	0.032%	$103,624.83	$1,153,244.78	0.003%	0.039%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	3.869%	3.870%	162,194	161,969	100.000%	100.000%	$2,982,867,186.36	$2,982,864,407.75	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months.
(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.
*	Percentages may not total 100% due to rounding.

VI. 2006-2 Interest Accruals

A	Borrower Interest Accrued During Collection Period	$10,557,270.27
B	Interest Subsidy Payments Accrued During Collection Period	1,052,128.76
C	Special Allowance Payments Accrued During Collection Period	10,830,994.18
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	567,677.52
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$23,008,070.73

VII. 2006-2 Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate	Index

A	Class A-1 Interest Rate	0.007913276	2/23/06 - 4/25/06	1 NY Business Day	4.67013%	LIBOR

B	Class A-2 Interest Rate	0.007964109	2/23/06 - 4/25/06	1 NY Business Day	4.70013%	LIBOR

C	Class A-3 Interest Rate	0.008031887	2/23/06 - 4/25/06	1 NY Business Day	4.74013%	LIBOR

D	Class A-4 Interest Rate	0.008116609	2/23/06 - 4/25/06	1 NY Business Day	4.79013%	LIBOR

E	Class A-5 Interest Rate	0.008150498	2/23/06 - 4/25/06	1 NY Business Day	4.81013%	LIBOR

F	Class A-6 Interest Rate	0.008252165	2/23/06 - 4/25/06	1 NY Business Day	4.87013%	LIBOR

G	Class B Interest Rate	0.008336887	2/23/06 - 4/25/06	1 NY Business Day	4.92013%	LIBOR

VIII. 2006-2 Inputs From Initial Period 2/23/06

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$2,982,867,186.36
	ii	Interest To Be Capitalized	5,097,014.06

	iii	Total Pool	$2,987,964,200.42
	iv	Specified Reserve Account Balance	6,255,665.00
	v	Capitalized Interest	82,000,000.00
	vi	Add-on Consolidation Loan Account	15,000,000.00

	vii	Total Adjusted Pool	$3,091,219,865.42

B	Total Note Factor		1.000000000
C	Total Note Balance		$3,105,951,000.00

D	Note Balance 02/23/2006		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class A-6	Class B

	i	Current Factor	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$222,000,000.00	$443,000,000.00	$229,000,000.00	$523,000,000.00	$395,772,000.00	$1,200,000,000.00	$93,179,000.00
	iii	Note Principal Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance		$7,541,024.00
F	Unpaid Primary Servicing Fees from Prior Month(s)		$0.00
G	Unpaid Administration fees from Prior Quarter(s)		$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)		$0.00
I	Interest Due on Unpaid Carryover Servicing Fees		$0.00

IX. 2006-2 Trust Account Reconciliations

Reserve Account
i	Beginning of Period Balance	$7,541,024.00
ii	Deposits to correct Shortfall	$0.00
iii	Total Reserve Account Balance Available	$7,541,024.00
iv	Required Reserve Account Balance	$7,468,622.18

v	Shortfall Carried to Next Period	$0.00
vi	Excess Reserve - Release to Collection Account	$72,401.82
vii	Ending Reserve Account Balance	$7,468,622.18

Capitalized Interest Account
Capitalized Interest Account release date		01/25/2007
i	Beginning of Period Account Balance	$82,000,000.00
ii	Capitalized Interest Release to the Collection Account	$0.00

iii	End of Period Account Balance	$82,000,000.00

Add-on Consolidation Loan Account
Consolidation Loan Add-on Period End Date		07/03/2006
i	Beginning Balance	$15,000,000.00
ii	Add-on Loans Funded during Period	$(5,791,945.91)
iii	Release to Collection Account	$0.00

iv	Ending Balance	$9,208,054.09

Supplemental Loan Purchase Account
Supplemental Purchase Period End Date		03/09/2006
i	Beginning Balance	$13,445,531.09
ii	Supplemental Loan Purchases	$(12,978,673.71)
iii	Transfers to Collection Account	$(466,857.38)

iv	Ending Balance	$0.00

X. 2006-2 Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-N )		$31,610,535.61	$31,610,535.61

B	Primary Servicing Fees-Current Month		$1,247,112.45	$30,363,423.16

C	Administration Fee		$20,000.00	$30,343,423.16

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$1,756,747.24	$28,586,675.92
	ii	Class A-2	$3,528,100.36	$25,058,575.56
	iii	Class A-3	$1,839,302.11	$23,219,273.45
	iv	Class A-4	$4,244,986.59	$18,974,286.86
	v	Class A-5	$3,225,738.92	$15,748,547.94
	vi	Class A-6	$9,902,597.67	$5,845,950.27

	vii	Total Class A Interest Distribution	$14,594,875.22

E	Class B Noteholders’ Interest Distribution Amount		$776,822.79	$5,069,127.48

F	i	Class A-1	$5,069,127.48	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iv	Class A-4	$0.00	$0.00
	v	Class A-5	$0.00	$0.00
	vi	Class A-6	$0.00	$0.00

	vii	Total Class A Principal Distribution	$5,069,127.48

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00

H	Increase to the Specified Reserve Account Balance		$0.00	$0.00

I	Carryover Servicing Fees		$0.00	$0.00

J	Excess to Certificateholder		$0.00	$0.00

XI. 2006-2 Triggers

A	Waterfall Triggers
	i	Student Loan Principal Outstanding	$2,982,864,407.75
	ii	Borrower Interest Accrued	10,557,270.27
	iii	Interest Subsidy Payments Accrued	1,052,128.76
	iv	Special Allowance Payments Accrued	10,830,994.18
	v	Capitalized Interest Account Balance	82,000,000.00
	vi	Add-On Account Balance	9,208,054.09
	vii	Reserve Account Balance (after any reinstatement	7,468,622.18

	viii	Total	$3,103,981,477.23
	ix	Less: Specified Reserve Account Balance	(7,468,622.18)

	x	Total	$3,096,512,855.05

	xi	Class A Notes Outstanding (after application of available funds)	$3,007,702,872.52

	xii	Insolvency Event or Event of Default Under Indenture	N

	xiii	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (xi > x or xii = Y)	N

B	Principal Distribution Triggers
	Has Stepdown Date occurred?		N
		The Stepdown Date is the earlier of (1) 1/25/2012 or (2) the first date on which no class A notes remain outstanding.

	Note Balance Trigger
	i	Notes Outstanding (after application of available funds)	$3,100,881,872.52
	ii	Adjusted Pool Balance	$3,086,125,547.16
	iii	Note Balance Trigger Event Exists (i > ii)	Y

	After the Stepdown Date, a Trigger Event in existence results in a Class B Percentage of 0.

		Class A Percentage	100%
		Class B Percentage	0%

XII. 2006-2 Distributions and Account Reconciliations

A	Distribution Amounts			Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class A-6	Class B
	i	Quarterly Interest Due		$1,756,747.24	$3,528,100.36	$1,839,302.11	$4,244,986.59	$3,225,738.92	$9,902,597.67	$776,822.79
	ii	Quarterly Interest Paid		1,756,747.24	3,528,100.36	1,839,302.11	4,244,986.59	3,225,738.92	9,902,597.67	776,822.79

	iii	Interest Shortfall		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due		$19,825,452.84	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid		5,069,127.48	0.00	0.00	0.00	0.00	0.00	0.00

	ix	Quarterly Principal Shortfall		$14,756,325.36	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount		$6,825,874.72	$3,528,100.36	$1,839,302.11	$4,244,986.59	$3,225,738.92	$9,902,597.67	$776,822.79

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance 3/31/06		$3,105,951,000.00
	ii	Adjusted Pool Balance 3/31/06		3,086,125,547.16

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)		$19,825,452.84

	iv	Adjusted Pool Balance 2/23/06		$3,091,219,865.42
	v	Adjusted Pool Balance 3/31/06		3,086,125,547.16

	vi	Current Principal Due (iv-v)		$5,094,318.26
	vii	Notes Issued Exceeding Adjusted Pool Balance		14,731,134.58

	viii	Principal Distribution Amount (vi + vii)		$19,825,452.84

	ix	Principal Distribution Amount Paid		$5,069,127.48

	x	Principal Shortfall (viii - ix)		$14,756,325.36

C		Total Principal Distribution		$5,069,127.48
D		Total Interest Distribution		25,274,295.68

E		Total Cash Distributions		$30,343,423.16

F	Note Balances			02/23/2006	Paydown Factor	04/25/2006
	i	A-1 Note Balance	78442GRR9	$222,000,000.00		$216,930,872.52
		A-1 Note Pool Factor		1.000000000	0.022833908	0.977166092

	ii	A-2 Note Balance	78442GRS7	$443,000,000.00		$443,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78442GRT5	$229,000,000.00		$229,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78442GRU2	$523,000,000.00		$523,000,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	A-5 Note Balance	78442GRV0	$395,772,000.00		$395,772,000.00
		A-5 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	vi	A-6 Note Balance	78442GRX6	$1,200,000,000.00		$1,200,000,000.00
		A-6 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	vii	B Note Balance	78442GRY4	$93,179,000.00		$93,179,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

XIII. 2006-2 Historical Pool Information

			2/23/06-3/31/06

Beginning Student Loan Portfolio Balance			$2,982,867,186.36

	Student Loan Principal Activity
	i	Regular Principal Collections	$21,176,756.01
	ii	Principal Collections from Guarantor	308,021.03
	iii	Principal Reimbursements	1,447,686.14
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$22,932,463.18
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$2,300.12
	ii	Capitalized Interest	(4,130,602.14)

	iii	Total Non-Cash Principal Activity	$(4,128,302.02)

	Student Loan Principal Purchases		$(18,801,382.55)

(-)	Total Student Loan Principal Activity		$2,778.61

	Student Loan Interest Activity
	i	Regular Interest Collections	$7,401,790.02
	ii	Interest Claims Received from Guarantors	1,986.91
	iii	Collection Fees/Returned Items	223.98
	iv	Late Fee Reimbursements	61,655.72
	v	Interest Reimbursements	9,709.18
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$7,475,365.81

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(1,468.10)
	ii	Capitalized Interest	4,130,602.14

	iii	Total Non-Cash Interest Adjustments	$4,129,134.04

	Student Loan Interest Purchases		$(9,843,188.36)

	Total Student Loan Interest Activity		$1,761,311.49

(=)	Ending Student Loan Portfolio Balance		$2,982,864,407.75

(+)	Interest to be Capitalized		$4,584,463.14

(=)	TOTAL POOL		$2,987,448,870.89

(+)	Capitalized Interest		$82,000,000.00

(+)	Add-on Consolidation Loan Account		$9,208,054.09

(+)	Reserve Account Balance		$7,468,622.18

(=)	Total Adjusted Pool		$3,086,125,547.16

XIV. 2006-2 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Apr-06	$2,987,448,871	2.82%

* Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.